Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-3.07%
Cardlytics, Inc.(b)	26,487	$1,484,596
EverQuote, Inc., Class A(b)	92,822	3,268,263
Gogo, Inc.(b)(c)	131,274	664,246
TechTarget, Inc.(b)	34,202	907,037
Vonage Holdings Corp.(b)	104,126	823,637
		7,147,779
Consumer Discretionary-12.72%
America’s Car-Mart, Inc.(b)	11,194	1,223,056
Boot Barn Holdings, Inc.(b)	61,376	2,443,992
Callaway Golf Co.	42,713	887,576
Carvana Co.(b)	11,405	1,087,125
Cavco Industries, Inc.(b)	4,667	933,447
Collectors Universe, Inc.	29,801	782,872
Crocs, Inc.(b)	60,088	2,097,071
Denny’s Corp.(b)	81,847	1,599,290
Funko, Inc., Class A(b)	62,229	888,008
KB Home	29,009	1,003,131
LGI Homes, Inc.(b)	10,288	743,514
Lindblad Expeditions Holdings, Inc.(b)	47,200	731,600
Meritage Homes Corp.	11,943	794,687
RH(b)(c)	5,023	1,032,679
Rocky Brands, Inc.	28,468	793,688
Rubicon Project, Inc. (The)(b)	278,247	2,248,236
Select Interior Concepts, Inc., Class A(b)	62,582	644,595
Shake Shack, Inc., Class A(b)	9,675	599,656
Skyline Champion Corp.(b)	27,204	902,629
Sleep Number Corp.(b)	19,606	946,382
Sonic Automotive, Inc., Class A	29,380	962,195
Stoneridge, Inc.(b)	40,860	1,231,520
TopBuild Corp.(b)	12,872	1,419,524
Universal Electronics, Inc.(b)	17,410	967,996
Winmark Corp.	4,862	860,574
WW International, Inc.(b)	22,976	994,631
Zumiez, Inc.(b)	27,566	814,300
		29,633,974
Consumer Staples-4.94%
Chefs’ Warehouse, Inc. (The)(b)	24,715	878,865
Freshpet, Inc.(b)	56,510	3,036,847
J&J Snack Foods Corp.	4,419	817,515
John B. Sanfilippo & Son, Inc.	30,995	3,029,451
Lifevantage Corp.(b)	122,506	1,846,166
Simply Good Foods Co. (The)(b)	29,541	816,218
WD-40 Co.	5,595	1,080,451
		11,505,513
Energy-1.12%
Comstock Resources, Inc.(b)(c)	91,547	581,323
Dorian LPG Ltd.(b)	77,799	1,116,416
World Fuel Services Corp.	21,437	908,929
		2,606,668
Financials-11.78%
Argo Group International Holdings Ltd.	12,689	834,682
Cannae Holdings, Inc.(b)	30,216	1,132,798
Enova International, Inc.(b)	43,915	1,011,362
Federal Agricultural Mortgage Corp., Class C	11,189	929,246
First BanCorp Puerto Rico	99,903	1,048,982
First Bancorp/Southern Pines NC	22,964	897,892
First Defiance Financial Corp.	30,967	933,655
Flagstar Bancorp, Inc.	22,387	834,140
Glacier Bancorp, Inc.	20,500	898,925
	Shares	Value
Financials-(continued)
Goosehead Insurance, Inc., Class A(c)	17,106	$693,135
Hallmark Financial Services, Inc.(b)	44,747	853,325
Hamilton Lane, Inc., Class A	18,656	1,082,048
James River Group Holdings Ltd.	16,714	661,206
Kinsale Capital Group, Inc.	20,303	2,055,882
Meridian Bancorp, Inc.	45,993	925,839
Nicolet Bankshares, Inc.(b)	15,678	1,136,028
NMI Holdings, Inc., Class A(b)	64,151	2,153,549
OFG Bancorp	44,063	945,151
Oppenheimer Holdings, Inc., Class A	26,752	762,700
Pacific Premier Bancorp, Inc.	49,898	1,598,732
Palomar Holdings, Inc.(b)	22,338	1,218,985
PennyMac Financial Services, Inc.	27,037	927,639
Regional Management Corp.(b)	30,493	991,023
Sculptor Capital Management, Inc.	34,882	676,013
Victory Capital Holdings, Inc., Class A(b)(c)	50,080	1,031,648
Walker & Dunlop, Inc.	18,607	1,221,364
		27,455,949
Health Care-25.88%
ACADIA Pharmaceuticals, Inc.(b)	29,625	1,341,716
Addus HomeCare Corp.(b)	14,597	1,360,586
ADMA Biologics, Inc.(b)	157,151	746,467
Allakos, Inc.(b)(c)	10,613	1,008,235
AMN Healthcare Services, Inc.(b)	23,682	1,408,369
Anika Therapeutics, Inc.(b)	15,940	921,332
Axsome Therapeutics, Inc.(b)(c)	124,809	4,913,730
Biohaven Pharmaceutical Holding Co., Ltd.(b)	18,982	1,088,048
Cardiovascular Systems, Inc.(b)	38,765	1,766,133
Catalyst Pharmaceuticals, Inc.(b)	143,538	666,016
CEL-SCI Corp.(b)(c)	131,607	1,002,845
Coherus Biosciences, Inc.(b)	39,943	718,575
CONMED Corp.	8,473	959,737
CorVel Corp.(b)	10,132	835,991
Cytokinetics, Inc.(b)	64,650	625,166
Deciphera Pharmaceuticals, Inc.(b)	23,129	1,093,770
G1 Therapeutics, Inc.(b)	25,056	541,210
Globus Medical, Inc., Class A(b)	17,543	981,531
Hanger, Inc.(b)	113,275	2,967,805
HMS Holdings Corp.(b)	33,702	1,017,800
Inovalon Holdings, Inc., Class A(b)	48,657	875,826
Inspire Medical Systems, Inc.(b)	14,139	1,003,304
Integer Holdings Corp.(b)	14,520	1,101,342
Invacare Corp.	107,389	937,506
iRadimed Corp.(b)	38,298	841,790
Joint Corp. (The)(b)	165,529	3,169,880
Karyopharm Therapeutics, Inc.(b)	84,348	1,477,777
Kodiak Sciences, Inc.(b)(c)	53,964	1,597,334
La Jolla Pharmaceutical Co.(b)	82,156	225,108
Lannett Co., Inc.(b)(c)	107,310	946,474
Medicines Co. (The)(b)(c)	17,604	1,482,257
Medpace Holdings, Inc.(b)	13,800	1,058,046
Mesa Laboratories, Inc.(c)	3,351	784,536
Natera, Inc.(b)	45,876	1,674,015
National Research Corp.	24,151	1,557,981
Nevro Corp.(b)	9,531	1,065,375
NextCure, Inc.(b)	23,917	1,143,472
Pfenex, Inc.(b)	99,799	1,035,914
Pieris Pharmaceuticals, Inc.(b)	145,297	591,359
Protagonist Therapeutics, Inc.(b)	61,508	535,120
Quidel Corp.(b)	16,557	1,136,141
RadNet, Inc.(b)	57,799	1,107,429
Recro Pharma, Inc.(b)	71,400	1,180,956

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Solid Biosciences, Inc.(b)(c)	77,959	$306,379
STAAR Surgical Co.(b)	61,853	2,279,902
SurModics, Inc.(b)	17,931	735,888
Syros Pharmaceuticals, Inc.(b)	74,610	380,511
Twist Bioscience Corp.(b)	29,903	712,589
US Physical Therapy, Inc.	12,702	1,484,356
Utah Medical Products, Inc.	8,715	930,936
Vericel Corp.(b)	52,652	982,486
		60,307,051
Industrials-14.23%
AAON, Inc.	26,819	1,324,054
Aerojet Rocketdyne Holdings, Inc.(b)	44,394	1,962,215
Alamo Group, Inc.	12,466	1,431,097
Albany International Corp.	9,943	832,030
ASGN, Inc.(b)	51,137	3,426,690
Barrett Business Services, Inc.	9,663	853,823
Brady Corp., Class A	15,855	903,735
Builders FirstSource, Inc.(b)	46,639	1,185,097
CBIZ, Inc.(b)	35,679	958,338
Exponent, Inc.	12,518	795,519
Federal Signal Corp.	26,409	869,912
Foundation Building Materials, Inc.(b)	51,228	1,047,100
Franklin Covey Co.(b)	26,718	986,161
Gibraltar Industries, Inc.(b)	19,005	992,441
GMS, Inc.(b)	30,132	932,887
Great Lakes Dredge & Dock Corp.(b)	86,707	926,031
Griffon Corp.	40,446	858,264
Heritage-Crystal Clean, Inc.(b)	33,119	1,024,371
Huron Consulting Group, Inc.(b)	13,247	888,211
ICF International, Inc.	10,667	957,150
Lawson Products, Inc.(b)	21,405	1,103,642
McGrath RentCorp	12,379	907,876
Saia, Inc.(b)	12,079	1,146,297
SiteOne Landscape Supply, Inc.(b)	11,409	1,012,663
SkyWest, Inc.	40,245	2,520,947
Triumph Group, Inc.	34,474	955,275
UniFirst Corp.	4,300	886,875
Universal Logistics Holdings, Inc.	34,109	680,133
Viad Corp.	12,697	798,641
		33,167,475
Information Technology-15.37%
8x8, Inc.(b)	35,646	731,456
Agilysys, Inc.(b)	33,509	848,783
Ambarella, Inc.(b)	13,100	717,094
AppFolio, Inc., Class A(b)	27,956	3,156,792
Cabot Microelectronics Corp.	9,574	1,277,267
CSG Systems International, Inc.	16,119	921,846
Diebold Nixdorf, Inc.	142,395	1,035,212
Digital Turbine, Inc.(b)	485,867	4,314,499
EVERTEC, Inc.	26,613	862,793
ExlService Holdings, Inc.(b)	12,700	886,587
Extreme Networks, Inc.(b)	120,839	849,498
Fabrinet (Thailand)(b)	16,052	970,985
Harmonic, Inc.(b)	124,631	1,029,452
Impinj, Inc.(b)	30,105	950,114
Inphi Corp.(b)	13,896	967,578
Insight Enterprises, Inc.(b)	15,876	1,041,307
Itron, Inc.(b)	10,870	870,470
Lattice Semiconductor Corp.(b)	72,730	1,373,870
LivePerson, Inc.(b)	66,110	2,623,906
ManTech International Corp., Class A	12,322	955,941
	Shares	Value
Information Technology-(continued)
MobileIron, Inc.(b)	117,866	$569,293
Model N, Inc.(b)	37,898	1,152,857
OSI Systems, Inc.(b)	7,899	785,872
Perficient, Inc.(b)	22,429	948,298
Power Integrations, Inc.	9,132	835,487
Semtech Corp.(b)	18,288	886,236
SPS Commerce, Inc.(b)	17,459	983,465
SunPower Corp.(b)(c)	60,609	453,961
TTEC Holdings, Inc.	16,977	779,754
Ultra Clean Holdings, Inc.(b)	52,560	1,168,934
Viavi Solutions, Inc.(b)	57,791	868,021
		35,817,628
Materials-3.50%
Advanced Emissions Solutions, Inc.(c)	59,288	602,959
Chase Corp.	19,115	2,248,880
Forterra, Inc.(b)	116,183	1,290,793
Innospec, Inc.	32,974	3,244,642
Materion Corp.	13,046	767,887
		8,155,161
Real Estate-5.86%
Agree Realty Corp.	11,420	853,988
CareTrust REIT, Inc.	36,041	752,536
Community Healthcare Trust, Inc.	19,144	911,254
CorEnergy Infrastructure Trust, Inc.(c)	18,633	824,324
Essential Properties Realty Trust, Inc.	36,483	951,841
Global Medical REIT, Inc.	318,474	4,433,158
Marcus & Millichap, Inc.(b)	22,948	843,568
National Storage Affiliates Trust	25,391	850,599
NexPoint Residential Trust, Inc.	23,083	1,104,522
Safehold, Inc.	28,614	1,168,882
Terreno Realty Corp.	16,663	961,788
		13,656,460
Utilities-1.53%
American States Water Co.	11,066	943,819
Middlesex Water Co.	13,411	842,345
Ormat Technologies, Inc.	11,921	916,129
SJW Group	12,300	871,086
		3,573,379
Total Common Stocks & Other Equity Interests (Cost $202,901,205)		233,027,037
Money Market Funds-0.63%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $1,467,031)	1,467,031	1,467,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.63% (Cost $204,368,236)		234,494,068
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.76%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	11,822,665	11,822,665

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	3,936,345	$3,937,920
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,760,585)		15,760,585
TOTAL INVESTMENTS IN SECURITIES-107.39% (Cost $220,128,821)		250,254,653
OTHER ASSETS LESS LIABILITIES-(7.39)%		(17,228,473)
NET ASSETS-100.00%		$233,026,180
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Tactical Multi-Asset Income ETF (DWIN)
November 30, 2019
(Unaudited)
Schedule of Investments in Affiliated Issuers- 131.09%(a)
	% of Net Assets 11/30/19	Value 08/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 11/30/19	Value 11/30/19
Domestic Equity Funds-39.44%
Invesco High Yield Equity Dividend	19.45%	$-	$8,364,353	$-	$5,577	$-	$-	453,409	$8,369,930
Invesco Preferred ETF(b)	19.99%	8,229,952	542,773	(48,964)	(120,754)	(1,115)	111,605	582,784	8,601,892
Total Domestic Equity Funds		8,229,952	8,907,126	(48,964)	(115,177)	(1,115)	111,605		16,971,822
Fixed Income Funds-60.56%
Invesco Emerging Markets Sovereign Debt ETF(b)	20.33%	8,504,042	555,568	(49,573)	(260,373)	(2,511)	104,331	304,143	8,747,153
Invesco Global Short Term High Yield Bond ETF	19.30%	7,895,680	520,723	(46,771)	(58,446)	(3,377)	109,938	365,339	8,307,809
Invesco Senior Loan ETF	-	7,877,098	519,371	(8,337,423)	66,992	(126,038)	98,017	-	-
Invesco Taxable Municipal Bond ETF	20.93%	8,764,189	564,441	(50,418)	(270,462)	(1,607)	79,739	281,618	9,006,143
Total Fixed Income Funds		33,041,009	2,160,103	(8,484,185)	(522,289)	(133,533)	392,025		26,061,105
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c)	0.08%	-	187,582	(153,259)	-	-	64	34,323	34,323
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $43,636,154)	100.08%	41,270,961	11,254,811	(8,686,408)	(637,466)	(134,648)	503,694		43,067,250
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-31.01%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	23.26%							10,008,920	10,008,920
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	7.75%							3,334,865	3,336,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,345,119)									13,345,119
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $56,981,273)	131.09%								56,412,369
OTHER ASSETS LESS LIABILITIES	(31.09)%								(13,379,406)
NET ASSETS	100.00%								$43,032,963

Invesco DWA Tactical Multi-Asset Income ETF (DWIN)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco DWA Tactical Sector Rotation ETF (DWTR)
November 30, 2019
(Unaudited)
Schedule of Investments in Affiliated Issuers- 100.84%(a)
	% of Net Assets 11/30/19	Value 08/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 11/30/19	Value 11/30/19
Domestic Equity Funds-100.01%
Invesco DWA Consumer Cyclicals Momentum ETF(b)	25.47%	$-	$21,725,593	$(4,493,763)	$659,678	$(88,667)	$-	328,238	$17,802,841
Invesco DWA Financial Momentum ETF(b)	25.94%	17,224,335	17,694,466	(16,624,583)	(104,718)	(57,115)	38,148	472,632	18,132,385
Invesco DWA Industrials Momentum ETF	24.83%	17,048,350	4,728,132	(4,440,843)	44,414	(29,318)	46,328	254,407	17,350,735
Invesco DWA Technology Momentum ETF	23.77%	16,964,955	4,395,391	(4,152,207)	(600,463)	6,390	-	218,797	16,614,066
Invesco DWA Utilities Momentum ETF	-	17,500,100	4,930,240	(22,078,913)	(673,228)	321,801	88,868	-	-
Total Domestic Equity Funds		68,737,740	53,473,822	(51,790,309)	(674,317)	153,091	173,344		69,900,027
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c)	0.01%	72,319	24,519	(87,168)	-	-	124	9,670	9,670
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $58,104,902)	100.02%	68,810,059	53,498,341	(51,877,477)	(674,317)	153,091	173,468		69,909,697
Investments Purchased with Cash Collateral from Securites on Loan
Money Market Funds-0.82%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	0.61%							431,291	431,291
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	0.21%							146,061	146,120
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $577,411)									577,411
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $58,682,313)	100.84%								70,487,108
OTHER ASSETS LESS LIABILITIES	(0.84)%								(590,053)
NET ASSETS	100.00%								$69,897,055

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Auto Components-13.08%
American Axle & Manufacturing Holdings, Inc.(b)	22,992	$226,701
Cooper Tire & Rubber Co.	10,257	295,607
Cooper-Standard Holdings, Inc.(b)	3,455	98,226
Dorman Products, Inc.(b)	5,965	443,319
Fox Factory Holding Corp.(b)	7,855	517,880
Garrett Motion, Inc. (Switzerland)(b)	15,254	176,489
Gentherm, Inc.(b)	6,742	282,153
LCI Industries	5,116	544,649
Motorcar Parts of America, Inc.(b)	3,861	75,328
Standard Motor Products, Inc.	4,107	206,869
		2,867,221
Automobiles-1.49%
Winnebago Industries, Inc.	6,889	327,434
Distributors-1.15%
Core-Mark Holding Co., Inc.	9,379	252,764
Diversified Consumer Services-4.73%
American Public Education, Inc.(b)	3,280	81,213
Career Education Corp.(b)	14,332	239,058
Regis Corp.(b)	5,012	80,843
Strategic Education, Inc.	4,488	636,129
		1,037,243
Hotels, Restaurants & Leisure-11.52%
BJ’s Restaurants, Inc.	3,921	161,349
Bloomin’ Brands, Inc.	17,750	426,887
Chuy’s Holdings, Inc.(b)	3,395	97,844
Dave & Buster’s Entertainment, Inc.	6,302	253,214
Dine Brands Global, Inc.	3,511	290,992
El Pollo Loco Holdings, Inc.(b)	3,992	64,351
Fiesta Restaurant Group, Inc.(b)	4,381	43,372
Monarch Casino & Resort, Inc.(b)	2,435	111,036
Red Robin Gourmet Burgers, Inc.(b)	2,651	72,293
Ruth’s Hospitality Group, Inc.	5,666	132,414
Shake Shack, Inc., Class A(b)	6,271	388,677
Wingstop, Inc.	6,019	481,520
		2,523,949
Household Durables-18.47%
Cavco Industries, Inc.(b)	1,751	350,218
Century Communities, Inc.(b)	5,351	152,504
Ethan Allen Interiors, Inc.	5,000	89,400
Installed Building Products, Inc.(b)	4,357	312,397
iRobot Corp.(b)(c)	5,749	250,426
La-Z-Boy, Inc.	9,533	301,243
LGI Homes, Inc.(b)	4,080	294,862
M/I Homes, Inc.(b)	5,645	249,904
MDC Holdings, Inc.	10,132	400,923
Meritage Homes Corp.	7,358	489,601
TopBuild Corp.(b)	7,009	772,953
Tupperware Brands Corp.	9,974	84,280
Universal Electronics, Inc.(b)	2,837	157,737
William Lyon Homes, Inc., Class A(b)	6,749	140,919
		4,047,367
Internet & Direct Marketing Retail-2.67%
Liquidity Services, Inc.(b)	5,503	38,466
PetMed Express, Inc.(c)	4,124	94,151
Shutterstock, Inc.(b)	3,896	161,996
Stamps.com, Inc.(b)	3,333	290,804
		585,417
	Shares	Value
Leisure Products-2.98%
Callaway Golf Co.	19,234	$399,682
Sturm Ruger & Co., Inc.	3,396	154,688
Vista Outdoor, Inc.(b)	11,806	97,754
		652,124
Multiline Retail-1.08%
Big Lots, Inc.	7,974	166,657
J.C. Penney Co., Inc.(c)	61,073	69,012
		235,669
Specialty Retail-29.89%
Abercrombie & Fitch Co., Class A	12,908	206,141
Asbury Automotive Group, Inc.	3,955	438,372
Barnes & Noble Education, Inc.(b)	7,785	39,236
Boot Barn Holdings, Inc.(b)	5,821	231,792
Buckle, Inc. (The)(c)	5,836	162,358
Caleres, Inc.	8,631	188,933
Cato Corp. (The), Class A	4,467	85,141
Chico’s FAS, Inc.	24,095	114,933
Childrens Place, Inc. (The)(c)	3,183	230,004
Conn’s, Inc.(b)	3,899	85,505
Designer Brands Inc., Class A	11,279	186,103
Express, Inc.(b)	13,750	54,037
GameStop Corp., Class A(c)	18,452	116,986
Genesco, Inc.(b)	2,913	108,189
Group 1 Automotive, Inc.	3,568	367,825
Guess?, Inc.	8,718	167,821
Haverty Furniture Cos., Inc.	3,714	74,689
Hibbett Sports, Inc.(b)	3,655	103,692
Lithia Motors, Inc., Class A	4,583	735,938
Lumber Liquidators Holdings, Inc.(b)(c)	5,867	52,275
MarineMax, Inc.(b)	4,426	73,295
Michaels Cos., Inc. (The)(b)	16,505	135,011
Monro, Inc.	6,792	498,533
Office Depot, Inc.	111,689	249,066
Rent-A-Center, Inc.	9,984	259,884
RH(b)	3,269	672,074
Shoe Carnival, Inc.(c)	1,892	67,166
Signet Jewelers Ltd.	10,683	196,247
Sleep Number Corp.(b)	5,994	289,330
Sonic Automotive, Inc., Class A	4,959	162,407
Tailored Brands, Inc.(c)	10,327	54,630
Vitamin Shoppe, Inc.(b)	3,148	20,399
Zumiez, Inc.(b)	4,161	122,916
		6,550,928
Textiles, Apparel & Luxury Goods-12.91%
Crocs, Inc.(b)	14,245	497,151
Fossil Group, Inc.(b)	9,492	71,095
G-III Apparel Group Ltd.(b)	8,784	260,006
Kontoor Brands, Inc.	9,534	341,794
Movado Group, Inc.	3,355	65,590
Oxford Industries, Inc.	3,479	258,907
Steven Madden Ltd.	15,964	677,991
Unifi, Inc.(b)	2,986	72,709
Vera Bradley, Inc.(b)	4,826	53,279
Wolverine World Wide, Inc.	16,547	531,159
		2,829,681
Total Common Stocks & Other Equity Interests (Cost $25,572,158)		21,909,797

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value

Money Market Funds-0.02%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $4,436)	4,436	$4,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $25,576,594)		21,914,233
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.59%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	929,947	929,947
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	295,311	$295,429
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,225,376)		1,225,376
TOTAL INVESTMENTS IN SECURITIES-105.58% (Cost $26,801,970)		23,139,609
OTHER ASSETS LESS LIABILITIES-(5.58)%		(1,222,184)
NET ASSETS-100.00%		$21,917,425

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Beverages-7.79%
Coca-Cola Consolidated, Inc.	7,029	$1,898,955
MGP Ingredients, Inc.(b)	21,429	977,591
National Beverage Corp.(b)(c)	18,810	933,728
		3,810,274
Food & Staples Retailing-14.25%
Andersons, Inc. (The)	52,605	1,215,175
Chefs’ Warehouse, Inc. (The)(c)	41,059	1,460,058
PriceSmart, Inc.	35,974	2,688,697
SpartanNash Co.	58,631	830,215
United Natural Foods, Inc.(c)	85,046	775,620
		6,969,765
Food Products-40.22%
B&G Foods, Inc.(b)	102,568	1,698,526
Calavo Growers, Inc.	25,316	2,257,934
Cal-Maine Foods, Inc.	45,019	1,959,677
Darling Ingredients, Inc.(c)	254,876	6,066,049
Fresh Del Monte Produce, Inc.	49,159	1,607,499
J&J Snack Foods Corp.	23,027	4,259,995
John B. Sanfilippo & Son, Inc.	14,187	1,386,638
Seneca Foods Corp., Class A(c)	11,072	432,915
		19,669,233
Household Products-12.28%
Central Garden & Pet Co.(b)(c)	15,034	396,597
Central Garden & Pet Co., Class A(c)	60,180	1,505,102
WD-40 Co.	21,240	4,101,656
		6,003,355
Personal Products-17.11%
Avon Products, Inc. (United Kingdom)	685,864	3,148,116
	Shares	Value
Personal Products-(continued)
Inter Parfums, Inc.	28,420	$2,003,326
Medifast, Inc.(b)	19,100	1,679,081
USANA Health Sciences, Inc.(c)	20,831	1,533,161
		8,363,684
Tobacco-8.28%
Universal Corp.	36,871	1,925,403
Vector Group Ltd.(b)	158,018	2,123,762
		4,049,165
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $50,394,674)		48,865,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	4,863,078	4,863,078
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	1,573,253	1,573,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,436,953)		6,436,960
TOTAL INVESTMENTS IN SECURITIES-113.09% (Cost $56,831,627)		55,302,436
OTHER ASSETS LESS LIABILITIES-(13.09)%		(6,399,892)
NET ASSETS-100.00%		$48,902,544

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Energy Equipment & Services-51.17%
Archrock, Inc.	115,487	$971,246
Diamond Offshore Drilling, Inc.(b)	58,550	330,808
DMC Global, Inc.	13,255	610,923
Dril-Quip, Inc.(c)	32,758	1,384,353
Era Group, Inc.(c)	17,859	170,911
Exterran Corp.(c)	25,446	136,899
Geospace Technologies Corp.(c)	12,324	177,712
Helix Energy Solutions Group, Inc.(c)	127,854	1,061,188
KLX Energy Services Holdings, Inc.(c)	18,998	107,339
Matrix Service Co.(c)	24,539	513,847
McDermott International, Inc.(b)	164,396	131,583
Nabors Industries Ltd.	305,774	629,894
Newpark Resources, Inc.(c)	81,466	477,391
Noble Corp. PLC(c)	225,422	238,947
Oceaneering International, Inc.(c)	89,489	1,200,047
Oil States International, Inc.(c)	54,739	872,540
ProPetro Holding Corp.(c)	74,486	642,069
RPC, Inc.(b)	46,584	179,814
SEACOR Holdings, Inc.(c)	15,812	669,480
TETRA Technologies, Inc.(c)	113,609	139,739
US Silica Holdings, Inc.(b)	66,553	328,106
Valaris PLC(b)	179,004	762,557
		11,737,393
Oil, Gas & Consumable Fuels-48.85%
Bonanza Creek Energy, Inc.(c)	16,799	293,311
Callon Petroleum Co.(b)(c)	206,532	753,842
Carrizo Oil & Gas, Inc.(c)	83,719	536,639
CONSOL Energy, Inc.(c)	23,423	298,877
Denbury Resources, Inc.(b)(c)	424,865	419,129
Green Plains, Inc.	30,580	466,345
Gulfport Energy Corp.(c)	131,223	310,999
HighPoint Resources Corp.(b)(c)	98,682	123,353
Jagged Peak Energy, Inc.(b)(c)	54,058	360,567
Laredo Petroleum, Inc.(c)	163,265	352,652
Par Pacific Holdings, Inc.(c)	33,224	826,945
PDC Energy, Inc.(c)	53,268	1,210,782
Penn Virginia Corp.(c)	12,160	293,664
QEP Resources, Inc.	215,226	703,789
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Range Resources Corp.(b)	188,727	$658,657
Renewable Energy Group, Inc.(c)	35,244	601,263
REX American Resources Corp.(c)	5,074	466,047
Ring Energy, Inc.(c)	53,986	103,653
SM Energy Co.	95,974	797,544
SRC Energy, Inc.(c)	220,274	786,378
Talos Energy, Inc.(c)	18,141	420,871
Unit Corp.(c)	50,242	42,992
Whiting Petroleum Corp.(b)(c)	82,587	378,248
		11,206,547
Total Common Stocks & Other Equity Interests (Cost $36,509,624)		22,943,940

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $2,751)	2,751	2,751
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $36,512,375)		22,946,691
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	2,967,948	2,967,948
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	840,220	840,556
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,808,504)		3,808,504
TOTAL INVESTMENTS IN SECURITIES-116.63% (Cost $40,320,879)		26,755,195
OTHER ASSETS LESS LIABILITIES-(16.63)%		(3,815,320)
NET ASSETS-100.00%		$22,939,875

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Banks-38.14%
Allegiance Bancshares, Inc.(b)	12,949	$464,610
Ameris Bancorp	43,179	1,884,763
Banc of California, Inc.	29,842	458,373
Banner Corp.	22,809	1,246,056
Berkshire Hills Bancorp, Inc.	29,124	918,862
Boston Private Financial Holdings, Inc.	55,816	655,280
Brookline Bancorp, Inc.	53,110	852,415
Cadence BanCorp	84,941	1,402,376
Central Pacific Financial Corp.	18,998	552,082
City Holding Co.	10,908	866,968
Columbia Banking System, Inc.	48,182	1,882,953
Community Bank System, Inc.	34,110	2,314,363
Customers Bancorp, Inc.(b)	19,113	446,862
CVB Financial Corp.	87,970	1,879,039
Dime Community Bancshares, Inc.	20,573	414,752
Eagle Bancorp, Inc.	22,980	1,020,772
First BanCorp Puerto Rico (Puerto Rico)	143,457	1,506,298
First Commonwealth Financial Corp.	65,528	931,153
First Financial Bancorp	65,108	1,583,427
First Midwest Bancorp, Inc.	72,941	1,572,608
Franklin Financial Network, Inc.	8,854	302,276
Glacier Bancorp, Inc.	56,633	2,483,357
Great Western Bancorp, Inc.	37,575	1,291,453
Hanmi Financial Corp.	20,575	403,887
Heritage Financial Corp.	24,536	676,703
Hope Bancorp, Inc.	83,559	1,212,441
Independent Bank Corp.	22,711	1,912,266
National Bank Holdings Corp., Class A	20,715	742,426
NBT Bancorp, Inc.	28,861	1,154,440
OFG Bancorp (Puerto Rico)	34,159	732,711
Old National Bancorp	113,843	2,058,281
Opus Bank	14,470	372,024
Pacific Premier Bancorp, Inc.	39,829	1,276,121
Preferred Bank	9,263	510,854
S&T Bancorp, Inc.	25,458	960,276
Seacoast Banking Corp. of Florida(b)	34,235	1,018,491
ServisFirst Bancshares, Inc.	30,465	1,107,707
Simmons First National Corp., Class A	75,385	1,953,225
Southside Bancshares, Inc.	21,105	740,997
Tompkins Financial Corp.	8,236	714,473
Triumph Bancorp, Inc.(b)	16,039	575,158
United Community Banks, Inc.	52,245	1,619,595
Veritex Holdings, Inc.	32,388	842,412
Westamerica Bancorporation	17,789	1,156,285
		48,671,871
Capital Markets-3.14%
Blucora, Inc.(b)	32,499	765,026
Donnelley Financial Solutions, Inc.(b)	20,765	208,481
Greenhill & Co., Inc.	9,528	162,071
INTL. FCStone, Inc.(b)	10,837	433,480
Piper Jaffray Cos.	9,449	764,235
Virtus Investment Partners, Inc.	4,343	511,605
Waddell & Reed Financial, Inc., Class A(c)	48,613	785,100
WisdomTree Investments, Inc.(c)	78,417	381,107
		4,011,105
Consumer Finance-2.22%
Encore Capital Group, Inc.(b)	18,388	670,610
Enova International, Inc.(b)	22,619	520,916
EZCORP, Inc., Class A(b)	34,909	178,734
	Shares	Value
Consumer Finance-(continued)
PRA Group, Inc.(b)	30,209	$1,106,858
World Acceptance Corp.(b)	3,686	350,133
		2,827,251
Diversified Financial Services-0.62%
FGL Holdings	87,002	794,328
Equity REITs-26.89%
Acadia Realty Trust	55,771	1,499,124
Agree Realty Corp.	27,738	2,074,248
American Assets Trust, Inc.	31,555	1,499,809
Armada Hoffler Properties, Inc.	35,246	636,543
CareTrust REIT, Inc.	63,070	1,316,902
CBL & Associates Properties, Inc.(c)	115,403	166,180
Cedar Realty Trust, Inc.	57,170	152,644
Chatham Lodging Trust	31,214	571,216
Community Healthcare Trust, Inc.	12,136	577,674
DiamondRock Hospitality Co.	132,177	1,361,423
Easterly Government Properties, Inc.	47,381	1,102,082
Essential Properties Realty Trust, Inc.	53,501	1,395,841
Four Corners Property Trust, Inc.	45,143	1,278,450
Franklin Street Properties Corp.	71,336	621,337
Getty Realty Corp.	22,705	761,980
Global NET Lease, Inc.	59,462	1,212,430
Hersha Hospitality Trust	24,296	344,517
Independence Realty Trust, Inc.	59,999	896,385
Innovative Industrial Properties, Inc.(c)	7,520	582,123
iStar, Inc.(c)	39,288	510,351
Kite Realty Group Trust	55,869	1,081,065
Lexington Realty Trust	163,723	1,814,051
LTC Properties, Inc.	26,224	1,227,545
National Storage Affiliates Trust	39,136	1,311,056
Office Properties Income Trust	32,007	1,067,754
Pennsylvania REIT(c)	39,724	228,810
Retail Opportunity Investments Corp.	75,469	1,376,555
RPT Realty	53,460	790,139
Saul Centers, Inc.	7,803	414,651
Summit Hotel Properties, Inc.	69,936	847,624
Universal Health Realty Income Trust	8,420	1,003,664
Urstadt Biddle Properties, Inc., Class A	19,886	484,622
Washington Prime Group, Inc.(c)	124,128	516,372
Washington REIT	52,899	1,643,572
Whitestone REIT	26,766	375,795
Xenia Hotels & Resorts, Inc.	74,398	1,566,822
		34,311,356
Insurance-12.74%
Ambac Financial Group, Inc.(b)	30,303	630,908
American Equity Investment Life Holding Co.	60,099	1,786,142
AMERISAFE, Inc.	12,838	867,849
eHealth, Inc.(b)(c)	13,234	1,220,969
Employers Holdings, Inc.	21,232	912,339
HCI Group, Inc.	4,353	201,544
Horace Mann Educators Corp.	27,168	1,179,363
James River Group Holdings Ltd.	20,208	799,429
Kinsale Capital Group, Inc.	13,577	1,374,807
ProAssurance Corp.	35,488	1,334,349
RLI Corp.	26,354	2,407,965
Safety Insurance Group, Inc.	9,723	949,451
Stewart Information Services Corp.	15,775	674,697
Third Point Reinsurance Ltd. (Bermuda)(b)	53,175	507,821
United Fire Group, Inc.	14,282	627,551

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Insurance-(continued)
United Insurance Holdings Corp.	13,805	$175,185
Universal Insurance Holdings, Inc.	20,907	608,394
		16,258,763
Mortgage REITs-7.17%
Apollo Commercial Real Estate Finance, Inc.	94,322	1,723,263
ARMOUR Residential REIT, Inc.	39,378	679,664
Capstead Mortgage Corp.	63,835	496,636
Granite Point Mortgage Trust, Inc.	36,491	663,042
Invesco Mortgage Capital, Inc.(d)	94,274	1,531,010
KKR Real Estate Finance Trust, Inc.	16,041	323,868
New York Mortgage Trust, Inc.	191,202	1,191,188
PennyMac Mortgage Investment Trust	57,957	1,338,227
Redwood Trust, Inc.	73,921	1,196,042
		9,142,940
Real Estate Management & Development-1.43%
Marcus & Millichap, Inc.(b)	15,603	573,566
RE/MAX Holdings, Inc., Class A(c)	11,863	454,946
Realogy Holdings Corp.(c)	76,055	796,296
		1,824,808
Thrifts & Mortgage Finance-7.52%
Axos Financial, Inc.(b)	35,441	1,043,737
Flagstar Bancorp, Inc.	22,921	854,036
HomeStreet, Inc.(b)	16,230	518,062
Meta Financial Group, Inc.	23,184	824,655
NMI Holdings, Inc., Class A(b)	44,729	1,501,552
Northfield Bancorp, Inc.	28,834	487,295
Northwest Bancshares, Inc.	66,688	1,109,688
	Shares	Value
Thrifts & Mortgage Finance-(continued)
Oritani Financial Corp.	25,501	$474,319
Provident Financial Services, Inc.	40,332	980,874
TrustCo Bank Corp.	64,470	566,047
Walker & Dunlop, Inc.	18,854	1,237,577
		9,597,842
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $123,839,873)		127,440,264
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.54%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	3,386,797	3,386,797
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	1,127,492	1,127,943
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,514,740)		4,514,740
TOTAL INVESTMENTS IN SECURITIES-103.41% (Cost $128,354,613)		131,955,004
OTHER ASSETS LESS LIABILITIES-(3.41)%		(4,350,152)
NET ASSETS-100.00%		$127,604,852

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended November 30, 2019.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$1,486,407	$111,088	$(184,086)	$136,544	$(18,943)	$1,531,010	$43,428

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-27.29%
Acorda Therapeutics, Inc.(b)	225,178	$360,285
AMAG Pharmaceuticals, Inc.(b)(c)	158,775	1,690,954
Anika Therapeutics, Inc.(b)	64,063	3,702,841
Arrowhead Pharmaceuticals, Inc.(b)(c)	442,713	32,322,476
Cytokinetics, Inc.(b)	272,738	2,637,377
Eagle Pharmaceuticals, Inc.(b)	47,008	2,749,028
Emergent BioSolutions, Inc.(b)	203,635	11,171,416
Enanta Pharmaceuticals, Inc.(b)	74,100	4,717,206
Medicines Co. (The)(b)(c)	342,797	28,863,507
Momenta Pharmaceuticals, Inc.(b)	458,788	7,707,638
Myriad Genetics, Inc.(b)	343,327	8,837,237
Progenics Pharmaceuticals, Inc.(b)	401,687	2,096,806
REGENXBIO, Inc.(b)	145,416	6,087,114
Spectrum Pharmaceuticals, Inc.(b)	524,552	4,710,477
Vanda Pharmaceuticals, Inc.(b)	247,616	4,142,616
Xencor, Inc.(b)	228,956	9,020,866
		130,817,844
Health Care Equipment & Supplies-24.01%
AngioDynamics, Inc.(b)	174,053	2,675,195
Cardiovascular Systems, Inc.(b)	163,925	7,468,423
CONMED Corp.	131,371	14,880,393
CryoLife, Inc.(b)	174,280	4,309,944
Cutera, Inc.(b)	65,852	2,522,132
Heska Corp.(b)	32,616	3,114,828
Inogen, Inc.(b)	84,617	6,228,657
Integer Holdings Corp.(b)	151,526	11,493,247
Invacare Corp.	157,713	1,376,835
Lantheus Holdings, Inc.(b)	181,638	3,796,234
LeMaitre Vascular, Inc.	75,644	2,690,657
Meridian Bioscience, Inc.	200,038	1,830,348
Merit Medical Systems, Inc.(b)	256,452	7,180,656
Mesa Laboratories, Inc.(c)	18,623	4,360,017
Natus Medical, Inc.(b)	158,352	5,065,681
Neogen Corp.(b)	243,253	16,193,352
OraSure Technologies, Inc.(b)	286,896	2,323,858
Orthofix Medical, Inc.(b)	88,456	4,015,902
SurModics, Inc.(b)	62,706	2,573,454
Tactile Systems Technology, Inc.(b)	88,163	5,660,946
Varex Imaging Corp.(b)	178,482	5,343,751
		115,104,510
Health Care Providers & Services-24.22%
Addus HomeCare Corp.(b)	61,093	5,694,479
AMN Healthcare Services, Inc.(b)	216,669	12,885,305
BioTelemetry, Inc.(b)	157,515	7,294,520
Community Health Systems, Inc.	552,897	1,769,270
CorVel Corp.(b)	42,072	3,471,361
Covetrus, Inc.(b)(c)	452,818	6,479,826
Cross Country Healthcare, Inc.(b)	171,464	2,069,570
Diplomat Pharmacy, Inc.(b)	269,915	1,390,062
Ensign Group, Inc. (The)	233,249	10,130,004
Hanger, Inc.(b)	173,383	4,542,635
LHC Group, Inc.(b)	137,561	18,350,637
Magellan Health, Inc.(b)	100,940	7,846,066
Owens & Minor, Inc.	294,864	1,952,000
Pennant Group, Inc. (The)(b)	116,624	2,731,334
Providence Service Corp. (The)(b)	53,670	3,203,562
RadNet, Inc.(b)	193,381	3,705,180
Select Medical Holdings Corp.	504,290	11,149,852
	Shares	Value
Health Care Providers & Services-(continued)
Tivity Health, Inc.(b)	200,094	$4,532,129
US Physical Therapy, Inc.	59,373	6,938,329
		116,136,121
Health Care Technology-8.54%
Computer Programs & Systems, Inc.	58,492	1,555,302
HealthStream, Inc.(b)	118,874	3,462,800
HMS Holdings Corp.(b)	405,491	12,245,828
NextGen Healthcare, Inc.(b)	224,881	4,142,308
Omnicell, Inc.(b)	193,421	15,471,746
Tabula Rasa HealthCare, Inc.(b)(c)	91,371	4,076,060
		40,954,044
Life Sciences Tools & Services-7.43%
Cambrex Corp.	156,576	9,389,863
Luminex Corp.	194,721	4,114,455
Medpace Holdings, Inc.(b)	126,098	9,667,934
NeoGenomics, Inc.(b)	482,144	12,444,136
		35,616,388
Pharmaceuticals-8.50%
Akorn, Inc.(b)	443,093	1,617,290
Amphastar Pharmaceuticals, Inc.(b)	160,239	3,126,263
ANI Pharmaceuticals, Inc.(b)	43,212	2,662,723
Corcept Therapeutics, Inc.(b)	475,581	6,101,704
Endo International PLC(b)	936,515	4,757,496
Innoviva, Inc.(b)	310,693	4,188,142
Lannett Co., Inc.(b)(c)	157,070	1,385,357
Pacira BioSciences Inc.(b)	193,518	8,944,402
Phibro Animal Health Corp., Class A	94,298	2,287,670
Supernus Pharmaceuticals, Inc.(b)	243,782	5,699,623
		40,770,670
Total Common Stocks & Other Equity Interests (Cost $518,237,048)		479,399,577

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $141,594)	141,594	141,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $518,378,642)		479,541,171
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.65%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	34,745,911	34,745,911
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	11,546,038	11,550,657
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,296,568)		46,296,568
TOTAL INVESTMENTS IN SECURITIES-109.67% (Cost $564,675,210)		525,837,739
OTHER ASSETS LESS LIABILITIES-(9.67)%		(46,374,596)
NET ASSETS-100.00%		$479,463,143

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-9.63%
AAR Corp.	14,021	$626,599
Aerojet Rocketdyne Holdings, Inc.(b)	30,635	1,354,067
Aerovironment, Inc.(b)	9,180	563,101
Cubic Corp.	13,182	784,988
Moog, Inc., Class A	13,754	1,181,056
National Presto Industries, Inc.(c)	2,142	190,595
Park Aerospace Corp.	8,280	135,047
Triumph Group, Inc.	21,292	590,001
		5,425,454
Air Freight & Logistics-3.70%
Atlas Air Worldwide Holdings, Inc.(b)	10,997	286,912
Echo Global Logistics, Inc.(b)	11,605	232,448
Forward Air Corp.	11,971	838,329
Hub Group, Inc., Class A(b)	14,214	725,909
		2,083,598
Airlines-5.16%
Allegiant Travel Co.	5,586	948,112
Hawaiian Holdings, Inc.	20,115	609,283
SkyWest, Inc.	21,549	1,349,830
		2,907,225
Building Products-12.48%
AAON, Inc.	17,179	848,127
American Woodmark Corp.(b)	6,621	681,301
Apogee Enterprises, Inc.	11,280	431,347
Gibraltar Industries, Inc.(b)	13,706	715,727
Griffon Corp.	18,115	384,400
Insteel Industries, Inc.	7,780	181,508
Patrick Industries, Inc.(b)	9,544	472,619
PGT Innovations, Inc.(b)	24,920	358,350
Quanex Building Products Corp.	14,105	274,483
Simpson Manufacturing Co., Inc.	17,206	1,397,127
Universal Forest Products, Inc.	25,976	1,288,410
		7,033,399
Commercial Services & Supplies-12.53%
ABM Industries, Inc.	28,091	1,067,177
Brady Corp., Class A	20,926	1,192,782
Interface, Inc.	24,855	417,315
Matthews International Corp., Class A	13,394	513,660
Mobile Mini, Inc.	19,011	721,658
Pitney Bowes, Inc.	72,693	342,384
RR Donnelley & Sons Co.	30,115	119,557
Team, Inc.(b)	12,885	208,350
UniFirst Corp.	6,499	1,340,419
US Ecology, Inc.	10,782	592,902
Viad Corp.	8,640	543,456
		7,059,660
Construction & Engineering-3.77%
Aegion Corp.(b)	13,141	284,634
Arcosa, Inc.	20,452	801,923
Comfort Systems USA, Inc.	15,579	796,087
MYR Group, Inc.(b)	7,080	243,269
		2,125,913
Electrical Equipment-2.52%
AZZ, Inc.	11,124	423,491
Encore Wire Corp.	8,892	518,759
	Shares	Value
Electrical Equipment-(continued)
Powell Industries, Inc.	3,739	$155,505
Vicor Corp.(b)	7,764	318,867
		1,416,622
Industrial Conglomerates-0.93%
Raven Industries, Inc.	15,282	525,242
Machinery-33.01%
Actuant Corp., Class A	23,266	571,413
Alamo Group, Inc.	4,122	473,206
Albany International Corp.	12,985	1,086,585
Astec Industries, Inc.	9,585	359,054
Barnes Group, Inc.	20,133	1,191,672
Briggs & Stratton Corp.	17,889	95,706
Chart Industries, Inc.(b)	15,129	835,121
CIRCOR International, Inc.(b)	8,467	375,596
EnPro Industries, Inc.	8,760	581,576
ESCO Technologies, Inc.	10,987	967,625
Federal Signal Corp.	25,520	840,629
Franklin Electric Co., Inc.	16,257	901,776
Greenbrier Cos., Inc. (The)	13,817	388,810
Harsco Corp.(b)	34,147	759,771
Hillenbrand, Inc.	31,686	1,001,911
John Bean Technologies Corp.	13,399	1,467,861
Lindsay Corp.	4,588	413,929
Lydall, Inc.(b)	7,459	138,887
Mueller Industries, Inc.	24,103	756,593
Proto Labs, Inc.(b)	11,370	1,101,639
SPX Corp.(b)	18,615	889,425
SPX FLOW, Inc.(b)	17,996	853,011
Standex International Corp.	5,298	408,900
Tennant Co.	7,744	576,618
Titan International, Inc.	21,241	62,236
Wabash National Corp.	23,163	364,817
Watts Water Technologies, Inc., Class A	11,692	1,133,656
		18,598,023
Marine-1.22%
Matson, Inc.	18,229	687,963
Professional Services-6.50%
Exponent, Inc.	21,976	1,396,575
Forrester Research, Inc.	4,498	179,605
Heidrick & Struggles International, Inc.	8,137	252,410
Kelly Services, Inc., Class A	14,106	309,062
Korn Ferry	23,669	929,718
Resources Connection, Inc.	12,733	196,725
TrueBlue, Inc.(b)	17,044	397,296
		3,661,391
Road & Rail-3.77%
ArcBest Corp.	10,855	312,407
Heartland Express, Inc.	19,876	425,545
Marten Transport Ltd.	16,500	348,645
Saia, Inc.(b)	10,957	1,039,819
		2,126,416
Trading Companies & Distributors-4.80%
Applied Industrial Technologies, Inc.	16,324	1,042,287
DXP Enterprises, Inc.(b)	6,815	262,582
GMS, Inc.(b)	17,711	548,333

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
Kaman Corp.	11,778	$749,081
Veritiv Corp.(b)	5,410	99,219
		2,701,502
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $57,881,892)		56,352,408
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.07%
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e) (Cost $41,409)	41,393	41,409
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $57,923,301)		56,393,817
OTHER ASSETS LESS LIABILITIES-(0.09)%		(53,228)
NET ASSETS-100.00%		$56,340,589

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-7.66%
ADTRAN, Inc.	149,247	$1,371,580
Applied Optoelectronics, Inc.(b)(c)	59,399	635,569
CalAmp Corp.(b)	104,984	1,101,282
Comtech Telecommunications Corp.	75,353	2,847,590
Digi International, Inc.(b)	87,836	1,566,994
Extreme Networks, Inc.(b)	377,027	2,650,500
Harmonic, Inc.(b)	279,735	2,310,611
NETGEAR, Inc.(b)	97,127	2,438,859
Viavi Solutions, Inc.(b)	714,425	10,730,664
		25,653,649
Electronic Equipment, Instruments & Components-30.70%
Anixter International, Inc.	93,696	8,042,865
Arlo Technologies, Inc.(b)	233,702	808,609
Badger Meter, Inc.	90,886	5,634,932
Bel Fuse, Inc., Class B	31,661	524,623
Benchmark Electronics, Inc.	117,461	4,048,881
CTS Corp.	101,983	2,792,295
Daktronics, Inc.	116,470	717,455
ePlus, Inc.(b)	42,163	3,523,562
Fabrinet (Thailand)(b)	115,064	6,960,221
FARO Technologies, Inc.(b)	54,128	2,637,116
Insight Enterprises, Inc.(b)	111,721	7,327,780
Itron, Inc.(b)	109,631	8,779,251
KEMET Corp.	181,142	4,840,114
Knowles Corp.(b)	267,370	5,855,403
Methode Electronics, Inc.	115,788	4,308,471
MTS Systems Corp.	56,131	2,549,470
OSI Systems, Inc.(b)	52,894	5,262,424
Plexus Corp.(b)	91,408	6,937,867
Rogers Corp.(b)	57,940	7,533,359
Sanmina Corp.(b)	217,267	6,911,263
ScanSource, Inc.(b)	78,795	2,790,919
TTM Technologies, Inc.(b)	306,269	4,107,067
		102,893,947
IT Services-15.56%
Cardtronics PLC, Class A(b)	114,541	4,835,921
CSG Systems International, Inc.	103,042	5,892,972
EVERTEC, Inc. (Puerto Rico)	186,374	6,042,245
ExlService Holdings, Inc.(b)	106,686	7,447,750
ManTech International Corp., Class A	83,675	6,491,506
NIC, Inc.	209,031	4,742,913
Perficient, Inc.(b)	102,521	4,334,588
Sykes Enterprises, Inc.(b)	120,747	4,243,050
TTEC Holdings, Inc.	44,984	2,066,115
Unisys Corp.(b)	161,624	1,839,281
Virtusa Corp.(b)	94,423	4,219,764
		52,156,105
Semiconductors & Semiconductor Equipment-27.06%
Advanced Energy Industries, Inc.(b)	119,591	7,678,938
Axcelis Technologies, Inc.(b)	100,932	2,163,982
Brooks Automation, Inc.	225,464	10,094,023
Cabot Microelectronics Corp.	90,643	12,092,683
CEVA, Inc.(b)	68,569	1,777,309
Cohu, Inc.	128,291	2,275,882
Diodes, Inc.(b)	128,949	5,949,707
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
DSP Group, Inc.(b)	71,557	$1,013,963
FormFactor, Inc.(b)	234,708	5,431,143
Ichor Holdings Ltd.(b)	70,067	2,210,614
Kulicke & Soffa Industries, Inc. (Singapore)	197,943	4,966,390
MaxLinear, Inc.(b)	202,320	4,020,098
Onto Innovation, Inc.(b)	152,509	5,118,202
PDF Solutions, Inc.(b)	87,100	1,379,664
Photronics, Inc.(b)	209,771	2,466,907
Power Integrations, Inc.	91,564	8,377,190
Rambus, Inc.(b)	346,909	4,527,162
SMART Global Holdings, Inc.(b)	41,070	1,264,956
Ultra Clean Holdings, Inc.(b)	123,449	2,745,506
Veeco Instruments, Inc.(b)	152,874	2,092,845
Xperi Corp.	154,029	3,048,234
		90,695,398
Software-17.55%
8x8, Inc.(b)	309,951	6,360,195
Agilysys, Inc.(b)	63,560	1,609,975
Alarm.com Holdings, Inc.(b)	113,523	4,951,873
Bottomline Technologies (DE), Inc.(b)	119,194	5,898,911
Ebix, Inc.(c)	69,480	2,416,514
LivePerson, Inc.(b)	190,241	7,550,665
MicroStrategy, Inc., Class A(b)	25,611	3,850,102
OneSpan, Inc.(b)	101,992	1,902,151
Progress Software Corp.	139,619	5,865,394
Qualys, Inc.(b)	105,344	9,218,654
SPS Commerce, Inc.(b)	108,895	6,134,055
TiVo Corp.	392,648	3,066,581
		58,825,070
Technology Hardware, Storage & Peripherals-1.46%
3D Systems Corp.(b)(c)	368,839	3,131,443
Diebold Nixdorf, Inc.	239,581	1,741,754
		4,873,197
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $295,812,148)		335,097,366
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,257,913	1,257,913
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	426,761	426,931
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,684,844)		1,684,844
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $297,496,992)		336,782,210
OTHER ASSETS LESS LIABILITIES-(0.49)%		(1,656,119)
NET ASSETS-100.00%		$335,126,091

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Chemicals-58.02%
A. Schulman, Inc., CVR(b)(c)	21,045	$11,007
AdvanSix, Inc.(b)	10,269	207,742
American Vanguard Corp.	9,812	157,973
Balchem Corp.	11,963	1,191,874
Ferro Corp.(b)	30,249	436,191
FutureFuel Corp.	9,528	106,904
GCP Applied Technologies, Inc.(b)	19,854	444,134
H.B. Fuller Co.	18,826	939,041
Hawkins, Inc.	3,504	144,785
Innophos Holdings, Inc.	7,269	231,881
Innospec, Inc.	9,054	890,914
Koppers Holdings, Inc.(b)	7,636	282,914
Kraton Corp.(b)	11,706	263,736
Livent Corp.(b)	53,895	420,381
LSB Industries, Inc.(b)	8,076	31,981
Quaker Chemical Corp.	4,770	711,827
Rayonier Advanced Materials, Inc.	18,447	72,312
Stepan Co.	7,424	719,386
Tredegar Corp.	9,112	196,181
Trinseo S.A.	14,870	564,911
		8,026,075
Construction Materials-1.73%
US Concrete, Inc.(b)	5,843	239,154
Containers & Packaging-1.57%
Myers Industries, Inc.	13,104	216,871
Metals & Mining-23.26%
AK Steel Holding Corp.(b)	116,805	322,382
Century Aluminum Co.(b)	18,379	129,572
Cleveland-Cliffs, Inc.(d)	99,872	797,977
Haynes International, Inc.	4,620	169,646
Kaiser Aluminum Corp.	5,918	648,495
Materion Corp.	7,547	444,216
Olympic Steel, Inc.	3,339	55,962
SunCoke Energy, Inc.	33,673	172,406
TimkenSteel Corp.(b)	14,726	85,705
Warrior Met Coal, Inc.	19,040	390,891
		3,217,252
	Shares	Value
Paper & Forest Products-15.26%
Boise Cascade Co.	14,417	$546,693
Clearwater Paper Corp.(b)	6,097	133,463
Mercer International, Inc. (Germany)	14,781	185,206
Neenah, Inc.	6,237	453,929
PH Glatfelter Co.	16,307	291,080
Schweitzer-Mauduit International, Inc., Class A	11,430	501,320
		2,111,691
Total Common Stocks & Other Equity Interests (Cost $16,497,587)		13,811,043

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $1,452)	1,452	1,452
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $16,499,039)		13,812,495
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.52%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	573,018	573,018
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	190,930	191,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $764,012)		764,024
TOTAL INVESTMENTS IN SECURITIES-105.37% (Cost $17,263,051)		14,576,519
OTHER ASSETS LESS LIABILITIES-(5.37)%		(742,459)
NET ASSETS-100.00%		$13,834,060

Investment Abbreviations:
CVR	-Contingent Value Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(d)	All or a portion of this security was out on loan at November 30, 2019.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Diversified Telecommunication Services-20.76%
ATN International, Inc.	26,426	$1,483,820
Cincinnati Bell, Inc.(b)	122,425	794,538
Cogent Communications Holdings, Inc.	32,386	2,029,954
Consolidated Communications Holdings, Inc.	175,009	635,283
Frontier Communications Corp.(c)	255,852	172,674
Iridium Communications, Inc.(b)	70,494	1,642,510
Vonage Holdings Corp.(b)	289,793	2,292,263
		9,051,042
Electric Utilities-4.37%
El Paso Electric Co.	28,067	1,903,504
Entertainment-7.32%
Glu Mobile, Inc.(b)	279,838	1,547,504
Marcus Corp. (The)	52,275	1,644,572
		3,192,076
Gas Utilities-12.54%
Northwest Natural Holding Co.	26,054	1,791,734
South Jersey Industries, Inc.	117,651	3,675,417
		5,467,151
Interactive Media & Services-5.99%
Care.com, Inc.(b)	68,419	857,290
QuinStreet, Inc.(b)	111,378	1,753,090
		2,610,380
Media-15.46%
E.W. Scripps Co. (The), Class A	132,241	1,973,036
Gannett Co., Inc.(c)	241,329	1,534,852
Scholastic Corp.	47,186	1,752,016
TechTarget, Inc.(b)	55,728	1,477,907
		6,737,811
	Shares	Value
Multi-Utilities-9.13%
Avista Corp.	84,187	$3,980,361
Water Utilities-13.25%
American States Water Co.	46,902	4,000,272
California Water Service Group	34,583	1,777,566
		5,777,838
Wireless Telecommunication Services-11.03%
Shenandoah Telecommunications Co.	113,795	4,273,002
Spok Holdings, Inc.	43,422	534,525
		4,807,527
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $47,342,337)		43,527,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,417,328	1,417,328
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	400,585	400,745
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,818,073)		1,818,073
TOTAL INVESTMENTS IN SECURITIES-104.02% (Cost $49,160,410)		45,345,763
OTHER ASSETS LESS LIABILITIES-(4.02)%		(1,753,225)
NET ASSETS-100.00%		$43,592,538

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Fund listed below, as of November 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,800,036	$-	$11,007	$13,811,043
Money Market Funds	765,476	-	-	765,476
Total Investments	$14,565,512	$-	$11,007	$14,576,519
Subsequent Event
At a meeting held on December 12, 2019, the Board of Trustees of the Trust approved the termination and winding down of Invesco DWA Tactical Multi-Asset Income ETF and Invesco DWA Tactical Sector Rotation ETF, with the liquidation payment to shareholders expected to take place on or about February 26, 2020. Investors, who have elected not to sell their shares before market close on February 13, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 26, 2020.